Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of tax recognized through profit or loss

in EUR k	2022	2021*	2020*
Current tax expenses	(152)	(72)	(16)
Current year	(144)	(56)	—
Adjustments for prior periods	(8)	(16)	(16)
Deferred tax (expense)/income	45	142	(208)
Temporary differences	45	142	(182)
Tax losses	—	—	(26)
Total income tax (expenses)/benefit	(107)	70	(224)

*The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 9 – Discontinued Operations.

Schedule of reconciliation of the effective tax rate to the statutory rate

in EUR k	2022	2021*	2020*
Loss before tax	(38,596)	(57,532)	(59,552)
Taxes on the basis of the Company’s domestic tax rate	12,390	14,642	6,627
Tax rate effect of foreign tax jurisdictions	78	882	65
Non‑deductible expenses	(125)	(3,030)	(903)
Current year losses for which no deferred tax assets were recognized	(12,472)	(12,211)	(5,792)
Tax income related to prior years	(37)	(17)	(137)
Other effects	59	(196)	(84)
Income tax (expenses)/ benefit	(107)	70	(224)

*The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 9 – Discontinued Operations.

Schedule of breakdown of deferred taxes in the statement of financial position

	December 31, 2022		December 31, 2021		December 31, 2020
	Deferred	Deferred	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(2,184)	—	(2,439)	—	(2,934)
Property, plant and equipment	—	(21)	—	(14)	—	(133)
Right-of-use assets	—	(4,186)	—	(4,617)	—	(5,029)
Measurement of service contracts	—	(35)	—	(42)	—	(145)
Leasing liabilities	4,168	—	4,563	—	4,865	—
Government grants	1,679	—	1,693	—	1,903	—
Unused tax losses	544	—	777	—	1,266	—
Sum	6,391	(6,426)	7,033	(7,112)	8,034	(8,241)
Offset	(6,391)	6,391	(7,033)	7,033	(8,034)	8,034
Deferred Taxes	—	(35)	—	(79)	—	(207)